Financial Assets and Liabilities - Additional Information (Detail) - Level 2 [member] - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Net realized gains (losses) related to derivative financial instruments	$ 1,515,668,000	$ 28,878,632,000
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 0	$ 0	$ 0